Third party reinsurance- CMIG International acquisition (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) contract	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Third party reinsurance
Number of contracts | contract	1
Paid-in surplus	$ 16.5
Reinsurance Recoverables on Paid Losses, Gross	17.1	$ 29.8	$ 17.5
Reinsurance Recoverables on Unpaid Losses, Gross	291.5	$ 349.0	$ 319.7
United States first event with limit of $75 million
Third party reinsurance
Limit	75.0
Industry Loss Trigger	40,000.0
United States first event with limit of $22.5 Million
Third party reinsurance
Limit	22.5
Industry Loss Trigger	50,000.0
United States second event
Third party reinsurance
Limit	45.0
Industry Loss Trigger	15,000.0
United States second event expire on July 15, 2016
Third party reinsurance
Limit	5.0
Japan first event
Third party reinsurance
Limit	25.0
Industry Loss Trigger	$ 12,500.0